Significant Accounting Estimates and Judgments	12 Months Ended
Mar. 31, 2020
Significant Accounting Estimates And Judgments
Significant Accounting Estimates and Judgments
37	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

Estimates and judgments are evaluated on a regular basis and are based on historical experience and other factors, such as expectations of future events that are believed to be reasonable under the present circumstances.

The Group makes estimates and assumptions concerning the future. These estimates, by definition, will rarely equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial year are highlighted below:

37.1.	Basis of consolidation

The Group evaluates arrangements with special purpose vehicles in accordance with of IFRS 10 – Consolidated Financial Statements to establish how transactions with such entities should be accounted for. This requires a judgment over control such that it is exposed, or has rights, to variable returns and can influence the returns attached to the arrangements.

37.2.	Impairment of non- current assets

The Group tests annually whether its non- current assets have suffered impairment, in accordance with its accounting policy. The recoverable amount of cash-generating units has been determined based on value in use calculations. We use market related information and estimates (generally risk adjusted discounted cash flows) to determine value in use. Cash flow projections take into account past experience and represent management’s best estimate about future developments. Key assumptions on which management has based its determination of fair value less costs to sell and value in use includes estimated volume growth, long-term growth rates, weighted average cost of capital and tax rates. These estimates, includes the methodology used, can have a material impact on the respective values and ultimately the amount of any impairment, if any. The Group also compared the value in use determined above to the stock price on the balance sheet date plus a control premium for broadcasting sector based on 5 years historical period to validate the amount of impairment recorded in the consolidated financial statements.

37.3.	Intangible assets

The Group is required to identify and assess the useful life of intangible assets and determine their income generating life. Judgment is required in determining this and then providing an amortization rate to match this life as well as considering the recoverability or conversion of advances made in respect of securing film content or the services of talent associated with film production.

Accounting for the film content requires Management’s judgment as it relates to total revenues to be received and costs to be incurred throughout the life of each film or its license period, whichever is the shorter. These judgments are used to determine the amortization of capitalized film content costs. The Group uses a stepped method of amortization on first release film content writing off more in year one which recognizes initial income flows and then the balance over a period of up to nine years. In the case of film content that is acquired by the Group after its initial exploitation, commonly referred to as Library, amortization is spread evenly over the lesser of 10 years or the license period. Management’s policy is based upon factors such as historical performance of similar films, the star power of the lead actors and actresses and others. Management regularly reviews, and revises when necessary, its estimates, which may result in a change in the rate of amortization and/or a write down of the asset to the recoverable amount.

The Group tests annually whether intangible assets have suffered any impairment, in accordance with the accounting policy. These calculations require judgments and estimates to be made, and, in the event of an unforeseen event these judgments and assumptions would need to be revised and the value of the intangible assets could be affected. There may be instances where the useful life of an asset is shortened to reflect the uncertainty of its estimated income generating life. This is particularly the case when acquiring assets in markets that the Group has not previously exploited.

37.4.	Credit impairment losses

In case of catalogue and producer/ VFX services , the Group provides contractual deferred payment terms up to a year to the partners. Further, in several instances the catalogue customers fall behind contractual payment terms. The Group estimates credit impairment losses based on historical experience of collection from catalogue customers multiplied by the incremental borrowing rate applicable to the group of similar class of customer by geography. Incremental borrowing rate has been calculated considering applicable class of corporate bond in the United States specific to such customers and further adjusted the same for the relevant Country Risk Premium as such amount is invested in US dollar in those countries.

37.5.	Investment in equity shares (Financial Assets) at FVOCI

The Group follows the guidance of IFRS 9 – Financial Instruments: to determine the fair value of its investment in equity instruments, which have been measured using net assets value method based on financial information of the investee company. The aforesaid financial information is available with the lag of 2 years. Further a discount for lack of liquidity of 30% is applied which reflects ease of investors ability to liquidate.

37.6.	Income taxes and deferred taxation

The Group is subject to income taxes in various jurisdictions. Judgment is required in determining the worldwide provision for income taxes. We are subject to tax assessment in certain jurisdictions. Significant judgment is involved in determining the provision for income taxes including judgment on whether the tax positions are probable of being sustained in tax assessments.

Judgment is also required when determining whether the Group should recognize a deferred tax asset, based on whether the Management considers there is sufficient certainty in future earnings to justify the carry forward of assets created by tax losses and tax credits. Judgment is also required when determining whether the Group should recognize a deferred tax liability on undistributed earnings of subsidiaries. Where the ultimate outcome is different than that which was initially recorded there will be an impact on the income tax and deferred tax provisions.

37.7.	Share-based payments

The Group is required to evaluate the terms to determine whether share-based payment is equity settled or cash settled. Judgment is required to do this evaluation. Further, the Group is required to measure the fair value of equity settled transactions with employees at the grant date of the equity instruments. The fair value is determined principally by using the Black Scholes model and/or Monte Carlo Simulation Models which require assumptions regarding risk free interest rates, share price volatility, the expected term and other variables. The basis and assumptions used in these calculations are disclosed within Note 27. The aforementioned inputs entered in to the option valuation model that we use to determine the fair value of our share awards are subjective estimates and changes to these estimates will cause the fair value of our share-based awards and related share- based compensations expense we record to vary.

37.8.	Business combinations and deconsolidation

Business combinations are accounted for using the acquisition method under the provisions of IFRS 3 (Revised), “Business Combinations”.

The cost of an acquisition is measured at the fair value of the assets transferred, equity instruments issued and liabilities incurred at the date of acquisition. The cost of the acquisition also includes the fair value of any contingent consideration. Identifiable tangible and intangible assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value on the date of acquisition. Significant estimates are required to be made in determining the value of contingent consideration and intangible assets.

During fiscal 2018, the Group divested its 51 percent equity interest in Ayngaran Group to the non-controlling investee. The Group recorded the financial asset retained in the former subsidiary on deconsolidation at its fair value and recorded a loss of $500. The discounting of the financial asset was determined using associated credit risk for similar instrument.

37.9 .	Financial liabilities at fair value through profit and loss

The Group has classified the convertible note as a financial liability at fair value through profit or loss and used the valuation models i.e. Black and Scholes and Monte-Carlo simulations to obtain the fair value of share warrant and convertible notes. Key assumptions on which external valuation experts has based their determination of fair value includes risk free rate, weighted average cost of capital, future volatility, proportion of debt to be converted into equity shares. These estimates, includes the methodology used, can have a material impact on the respective values and ultimately the amount of financial liability.

37.10 .	Leases

IFRS 16 requires Company to make certain judgements and estimations, and those that are significant are disclosed below:

•	establishing whether or not it is reasonably certain that an extension option/termination option will be exercised - In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option,or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). The following factors are normally the most relevant
o	If there are significant penalties to terminate (or not extend), the Company is typically reasonably certain to extend (or not terminate).
o	If any leasehold improvements are expected to have a significant remaining value, the Company is typically reasonably certain to extend (or not terminate).
o	Otherwise, the Company considers other factors including historical lease durations and the costs and business disruption required to replace the leased asset.
•	calculating the appropriate discount rate – Incremental borrowing rate is considered for discounting the future lease payments, in cases where a rate is not implicit in the lease. For such assessment, the Company considers the market risk free interest rates, currency and credit risk premium.